SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Fair value of payments in investment	$ 307,500	$ 307,500
Unrealized gain loss on investments		$ 0